Accounts receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts receivable
(2)	Accounts receivable

	2013	2014
Trade receivables	4,730	9,758
Other receivables	2,033	1,252

Total accounts receivable	6,763	11,010

As of December 31, 2014 the Company did not have any trade receivables recorded in relation to lessee defaults. Furthermore the Company did not have any provisions for doubtful accounts as of December 31, 2013 and 2014.